Insurance service result - Summary of Insurance Service Result (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Insurance Service Result [Line Items]
Insurance revenue	€ 4,247	€ 4,558
Total insurance service expenses	4,565	5,033
Net income / (expenses) on reinsurance held	372	588
Insurance service result	54	113
Reinsurance Contracts Held and Insurance Contracts Issued [Member]
Disclosure Of Insurance Service Result [Line Items]
Insurance revenue	4,247	4,558	[1]
Total insurance service expenses	(4,565)	(5,033)	[1]
Net income / (expenses) on reinsurance held	372	588	[1]
Insurance service result	54	113	[1]
Reinsurance Contracts Held and Insurance Contracts Issued [Member] | Contracts not measured under the PAA [member]
Disclosure Of Insurance Service Result [Line Items]
Expected insurance claims and expenses	3,396	3,698	[1]
Earnings released from CSM	391	387	[1]
Release of risk adjustment	118	127	[1]
Recovery of acquisition cash flows	275	273	[1]
Other	6	18	[1]
Insurance revenue	4,186	4,503	[1]
Incurred claims and expenses	(3,344)	(4,074)	[1]
Experience adjustments on incurred claims	265	259	[1]
Onerous contract losses (and reversals)	(880)	(624)	[1]
Amortization Of Acquisition Cash Flows	(275)	(273)	[1]
Total insurance service expenses	(4,499)	(4,972)	[1]
Assumption changes that adjust underlying onerous contracts	185	14	[1]
Experience adjustments that adjust underlying onerous contracts	(26)	355	[1]
CSM recognized for service received	(18)	(3)	[1]
Release of risk adjustment	(35)	(38)	[1]
Gain on retrospective reinsurance for incurred claims	1	1	[1]
Reversals of loss recovery component from onerous underlying contracts	1	0	[1]
Net income / (expenses) on reinsurance held	372	588	[1]
Reinsurance Contracts Held and Insurance Contracts Issued [Member] | Contracts measured under the PAA [member]
Disclosure Of Insurance Service Result [Line Items]
Insurance revenue	61	56	[1]
Total insurance service expenses	(66)	(61)	[1]
Net income / (expenses) on reinsurance held	€ 0	€ 0	[1]

[1]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.